Taxes - Schedule of Income Before Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Before Provision for Income Taxes [Line Items]
Total income (loss) before income taxes	$ 830,889	$ 153,004	$ (1,278,658)
Cayman Islands [Member]
Schedule of Income Before Provision for Income Taxes [Line Items]
Total income (loss) before income taxes	793,358	601,397
PRC [Member]
Schedule of Income Before Provision for Income Taxes [Line Items]
Total income (loss) before income taxes	2,221,539	1,836,171	933,868
United States [Member]
Schedule of Income Before Provision for Income Taxes [Line Items]
Total income (loss) before income taxes	$ (2,184,008)	$ (2,284,564)	$ (2,212,526)